Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in Shares)	19,700,000,000	19,700,000,000
Ordinary shares, issued (in Shares)	1,871,667,000	71,667,000
Ordinary shares, outstanding (in Shares)	1,871,667,000	71,667,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, issued (in Shares)	45,000,000	45,000,000
Ordinary shares, outstanding (in Shares)	45,000,000	45,000,000